Note 10 - Income Tax 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Loss before income tax	$(13,550)	$(11,840)	$(41,277)	$(17,818)
Provision for income tax	4,069	2,983	$6,193	$5,126
Effective tax rate	(30.0%)	(25.2%)	(15.0%)	(28.8%)

	Year Ended December 31,
	2022	2021	2020
Current	$2,972	$1,387	$186
Deferred	1,601	(1,619)	(38)
Total provision for (benefit from) income tax	$4,573	$(232)	$148

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Nine Months Ended September 30,
2023
Balance at January 1, 2023	$3,889
Increases (decreases) in tax positions related to prior periods	(1,974)
Balance at September 30, 2023	$1,915

Year Ended December 31,
2022
Balance at January 1	$—
Increases (decreases) in tax positions related to the current period	—
Increases (decreases) in tax positions related to prior periods	3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	—
Balance at December 31	$3,889